Offerings - Offering: 1	Jul. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	13,809,707
Proposed Maximum Offering Price per Unit	10.04
Maximum Aggregate Offering Price	$ 138,649,458.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,147.49
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering hereunder an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions. 1b. Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low sales price per share of common stock as reported on the Nasdaq Global Market on July 10, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).